Statement of cash flows, indirect method (Statement) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities	€ (10,343,000,000)	€ 27,354,000,000
profit or loss for de period	2,387,000,000	(823,000,000)
Adjustments to reconcile profit (loss)	4,366,000,000	7,962,000,000
Adjustments for depreciation expense	615,000,000	661,000,000
Other adjustments to reconcile profit (loss)	3,750,000,000	7,301,000,000
Net increase decrease in operating assets	(7,222,000,000)	(70,798,000,000)
Adjustments for decrease (increase) in financial assets held for trading	(3,466,000,000)	20,986,000,000
Non tradign financial assets mandatorily at fair value through profit or loss operating assets	486,000,000	196,000,000
Adjustments For Decrease Increase In Other Financial Assets Designated At Fair Value Through Profit Or Loss	(10,000,000)	(116,000,000)
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	4,171,000,000	11,468,000,000
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	6,308,000,000	37,577,000,000
Adjustments for decrease (increase) in other assets	267,000,000	(688,000,000)
Net increase Decrease in operating liabilities	(9,065,000,000)	91,762,000,000
Adjustments for increase (decrease) in financial liabilities held for trading	4,167,000,000	(22,607,000,000)
Other financial liabilities designated at fair value through profit or loss operating activities	(443,000,000)	(61,000,000)
Financial liabilities at amortized cost operating activities	(5,124,000,000)	68,477,000,000
Adjustments for increase (decrease) in other liabilities	(669,000,000)	(738,000,000)
Income taxes paid (refund), classified as operating activities	(808,000,000)	(749,000,000)
Cash flows from (used in) investing activities	(1,925,000,000)	(134,000,000)
Outflows of cash from investing activities	11,778,000,000	269,000,000
Purchase of property, plant and equipment, classified as investing activities	10,000,000	14,000,000
Purchase of intangible assets, classified as investing activities	270,000,000	256,000,000
Cash flows from investments in joint ventures and associates	(23,000,000)	1,000,000
Other business units and subsidiaries	0	0
Purchase Of Non Current Assets And Liabilities Held For Sale Classified As Investing Activities	11,476,000,000	0
Other Outflows Of Cash Classified As Investing Activities	0	0
Inflows of cash from investing activities	9,854,000,000	136,000,000
Proceeds from sales of property, plant and equipment	19,000,000	3,000,000
Proceeds from sales of intangible assets	0	0
Proceeds From Sales Of Investments Accounted For Using Equity Method	53,000,000	27,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	9,773,000,000	105,000,000
subsidiaries and other business units	8,000,000	0
Proceeds From Other Collections Related To Investing Activities	0	0
Cash flows from (used in) financing activities	(2,706,000,000)	(2,938,000,000)
Investments in Financing Activities	2,999,000,000	4,558,000,000
Dividends paid, classified as financing activities	393,000,000	1,065,000,000
Repayments of subordinated liabilities	2,031,000,000	2,634,000,000
Payments ForTreasury Stock Amortization	0	0
Payments For Treasury Stock Acquisition	270,000,000	494,000,000
Other Outflows Of Cash Classified As Financing Activities	305,000,000	365,000,000
Disinvestments In Financing Activities	(293,000,000)	(1,621,000,000)
Proceeds from issue of subordinated liabilities	0	1,095,000,000
Proceeds From Treasury Stock Increase	0	0
Proceeds From Treasury Stock Disposal	(293,000,000)	(526,000,000)
Other Inflows Of Cash Classified As Financing Activities	0	0
Effect of exchange rate changes on cash and cash equivalents	(228,000,000)	(2,709,000,000)
Increase (decrease) in cash and cash equivalents	(15,201,000,000)	21,573,000,000
Cash and cash equivalents at the beginning of the period cash flow	76,888,000,000	44,303,000,000
Cash and cash equivalents at the end of the period including entities	61,687,000,000	65,877,000,000
Components of cash and cash equivalents at the end of the period [Line Items]
Cash on hand	5,872,000,000	5,669,000,000
Balance of cash equivalent in central banks	50,154,000,000	54,442,000,000
Other financial assets at the end of the period	5,661,000,000	5,766,000,000
Banks Overdrafts Classified as cash equivalents at the end of the period	0	0
Total cash and cash equivalents at the end of the period	€ 61,687,000,000	€ 65,877,000,000